Consolidated Statement Of Cash Flows (USD $) In Thousands, unless otherwise specified	8 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member]	May 15, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]
Operating activities:
Net income	$ 47,321	$ 26,181	$ 133,179	$ 119,780
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	28,921	10,972	28,447	26,252
Deferred income taxes	1,793	(1,325)	(14,851)	(8,865)
Provision (recovery) for doubtful debts and advances	1,043	(79)	619	2,267
Loss (gain) on sale of property and equipment	73	(41)	7	252
Gain on sale of investments	(2,906)	(1,054)	(5,603)	(9,468)
Equity in (gains) losses of affiliate	(149)	75	110
Share based compensation	3,295	2,719	8,626	5,309
Deferred gain (loss) on settled derivatives	(20,207)	(1,569)	(131)	4,192
Excess tax benefits arising on exercise of stock options		(364)	(1,330)	(814)
Tax benefit on exercise of stock options			855	451
Changes in assets and liabilities:
Accounts receivable	(39,610)	10,668	(8,899)	3,397
Unbilled revenue	21,954	(23,859)	(10,570)	12,088
Other current assets	2,480	1,181	(7,507)	(7,704)
Other assets	(1,883)	(724)	(1,007)	3,150
Trade accounts payable	7,430	(1,006)	(273)	(485)
Billings in excess of costs and estimated earnings on uncompleted contracts	6,345	(648)	12,008	(460)
Taxes payable	(356)	2,486	1,734	(5,983)
Accrued expenses	(16,431)	11,501	2,166	(865)
Other current liabilities	10,332	(5,341)	(1,915)	(4,381)
Other liabilities	(16,923)	1,544	909	(907)
Net cash provided by operating activities	32,522	31,317	136,574	137,206
Investing activities:
Purchase of property and equipment	(11,271)	(6,963)	(11,583)	(18,983)
Proceeds from sale of property and equipment	286	28	492	272
Purchase of short-term investments	(392,652)	(505,122)	(1,869,834)	(1,118,437)
Proceeds from short-term investments	350,655	466,220	1,987,639	1,004,450
Investments in equity affiliate			(586)
Payments for acquisition, net of cash acquired			(7,175)
Payments for acquisition of technology related intangibles			(12,363)
Net cash provided by (used in) investing activities	(52,982)	(45,837)	86,590	(132,698)
Financing activities:
Payment of capital lease obligations	(123)	(23)	(213)	(226)
Dividend on common shares			(185,560)	(7,911)
Corporate dividend tax paid			(30,856)	(1,346)
Proceeds from common shares issued	813	5,525	9,697	5,518
Excess tax benefit arising on exercise of stock options		364	1,329	815
Net cash provided by (used in) financing activities.	690	5,866	(205,603)	(3,150)
Effect of exchange rates changes on cash and cash equivalents	(8,623)	614	(2,286)	1,963
Net change in cash and cash equivalents	(19,770)	(8,654)	17,561	1,358
Cash and cash equivalents, beginning of period	70,694	78,734	63,459	60,138
Cash and cash equivalents, end of period	42,301	70,694	78,734	63,459
Supplemental disclosure of cash flow information:
Interest paid	18	13	49	42
Income taxes paid	18,731	9,478	31,509	23,303
Cash paid to related parties	21,912	165
Non cash investing and financing activities:
Additions to property and equipment, represented by capital lease obligations	127	66	157	58
Property and equipment acquired on credit			$ 483	$ 3,349